Stockholders’ Equity (Details) - Schedule of outstanding warrants to purchase - $ / shares		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 27, 2021
Class of Warrant or Right [Line Items]
Number of Warrants		146,678,131	476,364,277		28,196,377
Exercise Price (in Dollars per share)							$ 2.767
SPA Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		93,571,419	346,453,115	[1]
Exercise Price (in Dollars per share)		$ 1.05	$ 0.23	[1]
Expiration Date		Various through September 23, 2029	Various through September 23, 2029	[1]
ATW NPA Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	[2],[3]		76,804,450
Exercise Price (in Dollars per share)	[3]		$ 0.23
Expiration Date	[2],[3]		Various through August 10, 2028
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		29,454,593	29,454,593		4,544,258
Exercise Price (in Dollars per share)		$ 0.23	$ 0.23		$ 10
Expiration Date		August 5, 2027	August 5, 2027		Various through August 10, 2028
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		23,540,988	23,540,988	[4],[5]	22,977,568
Exercise Price (in Dollars per share)		$ 11.5	$ 11.5	[5]	$ 11.5
Expiration Date		July 21, 2026	July 21, 2026	[4],[5]	July 21, 2026
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		111,131	111,131	[6],[7]	674,551	[8]
Exercise Price (in Dollars per share)		$ 11.5	$ 11.5	[7]	$ 11.5	[8]
Expiration Date		July 21, 2026	July 21, 2026	[6],[7]	July 21, 2026	[8]

[1]	The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at each reporting date.
[2]	The ATW NPA Warrants were fully exercised during the three months ended March 31, 2023, through which the Company received aggregated proceeds of $0.3 million which was recorded as an increase to Additional paid-in capital.
[3]	The ATW NPA Warrants were exercised in full after the balance sheet date (see Note 18, Subsequent Events).
[4]	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[5]	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[6]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022.
[7]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021.
[8]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheet as of December 31, 2021.